Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other comprehensive income/(losses)
Other comprehensive income/(losses), income taxes	¥ 0	¥ 0	¥ 0